Significant Accounting Policies and Estimates - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Balance sheet date spot rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	6.7851	6.9931	7.1636
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	6.8624	7.1875	7.2526